Consolidated Statements of Comprehensive (Loss) Income (USD $) In Millions, unless otherwise specified	10 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended
	Oct. 31, 2013	Dec. 31, 2012	Dec. 31, 2013	Dec. 31, 2014
Net (loss) income	$ 13.5	$ 46.3
Derivative financial instrument revaluation
Other comprehensive (loss) income, net of tax	14.4	(15.3)
Accrued payment-in-kind dividend on cumulative preferred shares		(0.1)
Successor [Member]
Net (loss) income			(195.6)	(24.2)
Foreign currency translation adjustments
Foreign currency translation adjustments arising during the period			(0.6)	(121.4)
Pension and postretirement plans
Net actuarial (loss) gain arising during the period			3.8	(25.3)
Net (gain) loss recognized during the year			(0.2)
Translation adjustment				0.6
Other Comprehensive (Income) Loss, Pension and Other Postretirement Benefit Plans, Adjustment, before Reclassification Adjustments and Tax			3.6	(24.7)
Tax benefit (expense)			(1.8)	8.0
Other Comprehensive (Income) Loss, Pension and Other Postretirement Benefit Plans, Adjustment, before Reclassification Adjustments, Net of Tax			1.8	(16.7)
Unrealized gain on available for sale securities
Other Comprehensive Income (Loss), Available-for-sale Securities Adjustment, Net of Tax			1.3	(138.3)
Derivative financial instrument revaluation
Unrealized hedging (loss) gain arising during the period			0.2	(0.2)
Other Comprehensive Income (Loss), Derivatives Qualifying as Hedges, before Tax			0.2	(0.2)
Tax benefit (expense)			(0.1)	0.1
Other Comprehensive Income (Loss), Derivatives Qualifying as Hedges, Net of Tax			0.1	(0.1)
Other comprehensive (loss) income, net of tax			1.3	(138.2)
Comprehensive (loss) income			(194.3)	(162.4)
Comprehensive (loss) income attributable to the non-controlling interests			1.4	0.7
Comprehensive (loss) income attributable to shareholders			(195.7)	(163.1)
Accrued stock dividend on Founder's preferred shares			0	(232.7)
Accrued payment-in-kind dividend on cumulative preferred shares			0	0
Comprehensive (loss) income attributable to Common Shareholders			(195.7)	(395.8)
Predecessor [Member]
Net (loss) income	13.5	46.3
Foreign currency translation adjustments
Foreign currency translation adjustments arising during the period	(6.1)	(5.5)
Pension and postretirement plans
Net actuarial (loss) gain arising during the period	28.4	(17.4)
Prior service costrecognized during the year		(0.4)
Net (gain) loss recognized during the year	2.0	1.2
Translation adjustment	0.3	(0.7)
Other Comprehensive (Income) Loss, Pension and Other Postretirement Benefit Plans, Adjustment, before Reclassification Adjustments and Tax	30.7	(17.3)
Tax benefit (expense)	(10.1)	5.4
Other Comprehensive (Income) Loss, Pension and Other Postretirement Benefit Plans, Adjustment, before Reclassification Adjustments, Net of Tax	20.6	(11.9)
Unrealized gain on available for sale securities
Unrealized holding gain on available for sale securities	0.2	0.3
Other Comprehensive Income (Loss), Available-for-sale Securities Adjustment, before Tax	0.2	0.3
Tax benefit (expense)	(0.1)	(0.1)
Other Comprehensive Income (Loss), Available-for-sale Securities Adjustment, Net of Tax	0.1	0.2
Derivative financial instrument revaluation
Unrealized hedging (loss) gain arising during the period	(0.3)	3.0
Other Comprehensive Income (Loss), Derivatives Qualifying as Hedges, before Tax	(0.3)	3.0
Tax benefit (expense)	0.1	(1.1)
Other Comprehensive Income (Loss), Derivatives Qualifying as Hedges, Net of Tax	(0.2)	1.9
Other comprehensive (loss) income, net of tax	14.4	(15.3)
Comprehensive (loss) income	27.9	31.0
Comprehensive (loss) income attributable to the non-controlling interests	(0.3)	(0.3)
Comprehensive (loss) income attributable to shareholders	28.2	31.3
Accrued stock dividend on Founder's preferred shares	0	0
Accrued payment-in-kind dividend on cumulative preferred shares	(22.4)	(44.6)
Comprehensive (loss) income attributable to Common Shareholders	$ 5.8	$ (13.3)